Financial results (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial income
Short-term investments	$ 101	$ 95	$ 211	$ 193
Others	21	17	39	35
Total financial income	122	112	250	228
Financial expenses
Interest on loans and borrowings	(249)	(230)	(508)	(450)
Expenses from bonds repurchase				(44)
Interest on working capital transactions	(54)	(43)	(118)	(82)
Taxes on financial income	(15)	(20)	(27)	(36)
Interest on other financial liabilities	(37)	(32)	(75)	(58)
Others	(54)	(79)	(99)	(116)
Total financial expenses	(409)	(404)	(827)	(786)
Other financial items, net
Foreign exchange and indexation gains (losses), net	(322)	28	(487)	(324)
Participative shareholders' debentures	198	(117)	(38)	(79)
Derivative financial instruments, net	(62)	548	663	1,313
Total other financial expenses	(186)	459	138	910
Total	$ (473)	$ 167	$ (439)	$ 352